Convertible bonds (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Jun. 19, 2019
Convertible bonds
Aggregate principle amount	$ 37,000
Interest expense	12,770	$ 14,475	$ 75,555
Convertible bonds, non-current	401,173	924,077
Purchased call option	$ 77,000
Initial conversion price	$ 127.9
Retained earnings	$ 2,685,063	2,712,534
Repayment Amount Of The Notes Due Equal To 71.1 Million [Member]
Convertible bonds
Repayment of convertible bonds	$ 90,600
Adjustment
Convertible bonds
Retained earnings				$ 86,700
ADS
Convertible bonds
Initial conversion price	$ 95.9
Number of shares agreed to sell	10.4
Convertible bonds, non-current
Convertible bonds
Aggregate principle amount					$ 1,000
Convertible bonds, non-current	$ 401,200	924,100
Notes due 2025
Convertible bonds
Aggregate principle amount					$ 500,000
Interest rate (as a percent)					0.75%
Proceeds from Convertible Debt	491,000
Convertible bonds, non-current	0	463,319
Debt issuance costs	9,000
Amortization of debt issuance costs	7,000
Amount allocated as deduction to the equity component	2,000
Notes due 2026
Convertible bonds
Aggregate principle amount					$ 500,000
Interest rate (as a percent)					1.375%
Proceeds from Convertible Debt	491,000
Convertible bonds, non-current	401,173	460,758
Debt issuance costs	9,000
Amortization of debt issuance costs	6,000
Amount allocated as deduction to the equity component	3,000
Notes due 2025 and 2026
Convertible bonds
Interest expense	2,448	13,332
Initial conversion rate					$ 0.0104271
Initial conversion price					$ 95.9
Debt Instrument, Repurchased Amount	83,100	66,700
Net gain on extinguishment of debt	$ 7,100	4,000
Repurchase price of the principal amount, percentage	100.00%
Notes due 2025 and 2026 | Repayment Amount Of The Notes Due Equal To 71.1 Million [Member]
Convertible bonds
Repayment of convertible bonds		$ 71,100